Matthews Japan Fund	September 30, 2021

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.7%

	Shares	Value

INDUSTRIALS: 19.4%
Professional Services: 7.2%
Recruit Holdings Co., Ltd.	1,124,800	$68,754,364

SMS Co., Ltd.	1,203,900	43,857,237

Persol Holdings Co., Ltd.	375,800	9,368,348

		121,979,949

Building Products: 4.2%
AGC, Inc.	786,000	40,504,349

Daikin Industries, Ltd.	140,000	30,525,384

		71,029,733

Machinery: 3.4%
SMC Corp.	55,100	34,377,467

Japan Steel Works, Ltd.	919,100	23,788,732

		58,166,199

Electrical Equipment: 2.9%
Ushio, Inc.	1,357,200	25,434,359

Nidec Corp.	209,400	23,084,258

		48,518,617

Air Freight & Logistics: 1.7%
Yamato Holdings Co., Ltd.	1,140,400	28,863,959

Total Industrials		328,558,457

INFORMATION TECHNOLOGY: 17.8%
Electronic Equipment, Instruments & Components: 6.0%
Keyence Corp.	76,300	45,541,267

Ibiden Co., Ltd.	763,400	41,991,046

TDK Corp.	402,900	14,529,678

		102,061,991

IT Services: 4.2%
OBIC Co., Ltd.	218,800	41,606,566

GMO Payment Gateway, Inc.	129,800	16,388,746

Simplex Holdings, Inc.[b]	700,300	12,685,249

		70,680,561

Semiconductors & Semiconductor Equipment: 3.9%
Renesas Electronics Corp.[b]	2,243,600	27,612,796

Advantest Corp.	248,900	22,179,360

Mitsui High-Tec, Inc.	230,500	15,773,666

		65,565,822

Software: 3.7%
Sansan, Inc.[b]	244,700	23,595,628

Appier Group, Inc.[b]	1,440,000	18,435,652

Freee KKb	177,400	12,908,651

OBIC Business Consultants Co., Ltd.	163,200	8,308,184

		63,248,115

Total Information Technology		301,556,489

CONSUMER DISCRETIONARY: 17.3%
Household Durables: 5.4%
Sony Group Corp.	818,600	90,879,950

	Shares	Value
Automobiles: 3.5%
Toyota Motor Corp.	3,285,500	$58,539,022

Auto Components: 2.7%
Toyota Industries Corp.	555,400	45,698,252

Specialty Retail: 2.5%
Nitori Holdings Co., Ltd.	130,600	25,737,594

Hikari Tsushin, Inc.	99,500	16,817,387

		42,554,981

Leisure Products: 2.0%
Bandai Namco Holdings, Inc.	241,700	18,170,451

Roland Corp.	359,100	16,443,750

		34,614,201

Multiline Retail: 1.2%
Pan Pacific International Holdings Corp.	964,400	19,898,794

Total Consumer Discretionary		292,185,200

HEALTH CARE: 14.8%
Health Care Equipment & Supplies: 9.0%
Hoya Corp.	320,900	50,066,438

Olympus Corp.	2,064,400	45,185,562

Terumo Corp.	806,000	38,058,012

Sysmex Corp.	151,900	18,867,281

		152,177,293

Pharmaceuticals: 2.9%
Daiichi Sankyo Co., Ltd.	1,273,400	33,848,461

Eisai Co., Ltd.	196,600	14,726,811

		48,575,272

Health Care Technology: 2.1%
JMDC, Inc.[b]	533,700	36,457,337

Biotechnology: 0.8%
PeptiDream, Inc.[b]	405,700	13,243,773

Total Health Care		250,453,675

COMMUNICATION SERVICES: 10.2%
Entertainment: 3.6%
Nintendo Co., Ltd.	65,700	31,396,904

Capcom Co., Ltd.	1,069,600	29,720,042

		61,116,946

Media: 3.1%
Kadokawa Corp.	563,600	31,358,505

Direct Marketing MiX, Inc.	531,100	20,560,325

		51,918,830

Wireless Telecommunication Services: 2.4%
SoftBank Group Corp.	704,800	40,727,069

Interactive Media & Services: 1.1%
Kakaku.com, Inc.	567,900	18,339,218

Total Communication Services		172,102,063

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Matthews Japan Fund	September 30, 2021

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

MATERIALS: 9.4%
Chemicals: 9.4%
Shin-Etsu Chemical Co., Ltd.	405,500	$68,435,806

JSR Corp.	1,299,200	46,701,022

Sumitomo Bakelite Co., Ltd.	597,000	27,577,519

Nissan Chemical Corp.	296,900	17,364,574

Total Materials		160,078,921

FINANCIALS: 7.4%
Diversified Financial Services: 5.0%
ORIX Corp.	2,510,700	46,979,034

eGuarantee, Inc.	1,337,100	29,718,999

Tokyo Century Corp.	148,600	8,366,114

		85,064,147

Insurance: 2.4%
Dai-ichi Life Holdings, Inc.	1,820,100	39,807,535

Banks: 0.0%
Total Financials		124,871,682

CONSUMER STAPLES: 2.4%
Food Products: 1.4%
Morinaga Milk Industry Co., Ltd.	392,900	24,542,101

	Shares	Value
Beverages: 1.0%
Suntory Beverage & Food, Ltd.	399,700	$16,569,706

Total Consumer Staples		41,111,807

TOTAL INVESTMENTS: 98.7%		1,670,918,294
(Cost $1,344,552,256)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.3%		21,968,499

NET ASSETS: 100.0%		$1,692,886,793

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS